CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash and cash equivalents	$ 4,822	€ 4,011	€ 3,702
Other financial assets	1,190	990	1,124
Trade and other receivables	7,092	5,899	5,924
Other non-financial assets	871	725	581
Tax assets	367	306	233
Total current assets	14,343	11,930	11,564
Goodwill	25,576	21,274	23,311
Intangible assets	3,567	2,967	3,786
Property, plant and equipment	3,567	2,967	2,580
Other financial assets	1,388	1,155	1,358
Trade and other receivables	141	118	126
Other non-financial assets	746	621	532
Tax assets	533	443	450
Deferred tax assets	1,228	1,022	571
Total non-current assets	36,748	30,567	32,713
Total assets	51,090	42,497	44,277
Trade and other payables	1,383	1,151	1,281
Tax liabilities	718	597	316
Financial liabilities	1,877	1,561	1,813
Other non-financial liabilities	4,744	3,946	3,699
Provisions	221	184	183
Deferred income	3,331	2,771	2,383
Total current liabilities	12,275	10,210	9,674
Trade and other payables	143	119	127
Tax liabilities	565	470	365
Financial liabilities	6,051	5,034	6,481
Other non-financial liabilities	604	503	461
Provisions	364	303	217
Deferred tax liabilities	288	240	411
Deferred income	95	79	143
Total non-current liabilities	8,112	6,747	8,205
Total liabilities	20,386	16,958	17,880
Issued capital	1,477	1,229	1,229
Share premium	685	570	599
Retained earnings	29,808	24,794	22,302
Other components of equity	610	508	3,346
Treasury shares	(1,913)	(1,591)	(1,099)
Equity attributable to owners of parent	30,667	25,509	26,376
Non-controlling interests	37	31	21
Total equity	30,704	25,540	26,397
Total equity and liabilities	$ 51,090	€ 42,497	€ 44,277